Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property and Equipment [Abstract]
Property and Equipment
Note 3 – Property and Equipment

        Property and equipment consisted of the following at June 30, 2013 and December 31, 2012:

	Lives	2013	2012

Office equipment	5 years	$157,274	$156,162
Furniture and fixture	7 years	1,292	1,292

Total property and equipment		158,566	157,454
Less: accumulated depreciation		(154,444)	(154,444)
Loss on disposition of equipment		(4,122)	-

Property and equipment, net		$-	$3,010

         Depreciation expense for the three months ended June 30, 2013 and 2012 were $0 and $159, respectively. Depreciation expense for the six months ended June 30, 2013 and 2012 were $0 and $317 respectively. The Company wrote off its remaining underpreciated property and equipment during the six months ended June 30, 2013.

Note 4 – Property and Equipment

    Property and equipment consisted of the following at December 31, 2012 and 2011:

	Lives	2012	2011

Office equipment	5 years	$156,162	$153,804
Furniture and fixture	7 years	1,292	1,292

Total property, plant and equipment		157,454	155,096
Less: accumulated depreciation		(154,444)	(153,863)

Property and equipment		$3,010	$1,233

        Depreciation expense for the years ended December 31, 2012 and 2011 were $581 and $633, respectively.